CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares
Statement Of Financial Position [Abstract]
Securities held-to-maturity, fair value | $	$ 138,082
Common stock, voting par value | $ / shares	$ 0.01
Common stock, voting no par value | $ / shares	$ 0
Common stock, voting shares authorized	150,000,000
Common stock, voting shares issued	24,616,706
Common stock, voting shares outstanding	24,616,706